Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 8 - Commitments and Contingencies

Legal Matters

From time to time, the Company is subject to legal proceedings arising in the ordinary course of business. Such matters are subject to uncertainties and outcomes are not predictable with assurance. Management believes at this time that there are no ongoing matters that will have a material adverse effect on the Company's business, financial position, results of operations, or cash flows.

Subsequent to the acquisition of 3D-ID, the Company licensed sixteen (16) U.S. patents. The Company does not generally conduct exhaustive patent searches to determine whether the technology used in our products infringes patents held by third parties. The Company may face claims by third parties that its products or technology infringe their patents or other intellectual property rights in the future. Any claim of infringement could cause the Company to incur substantial costs defending against the claim, even if the claim is invalid, and could distract the attention of the Company’s management. If any of the Company’s products are found to violate third-party proprietary rights, it may be required to pay substantial damages.

Commitments

On August 19, 2011, the Company signed a licensing agreement with Technest Holdings, Inc. (“Technest”) and Genex Technologies, Inc., which granted 3D-ID a perpetual sub-licensable, exclusive, worldwide license to use their intellectual property in U.S. federal and state markets and a non-exclusive license in all other markets. The Company’s Chief Executive Officer (“CEO”) is a stockholder of and was the former CEO of Technest. In consideration of the license of rights affected by this agreement, 3D-ID is obligated to pay Technest a royalty equal to 5% of net sales. To date, no royalties have been paid. As the Technest patents do not constitute part of the Company’s core intellectual property in its present or anticipated future product offerings, it has decided to forgo the exclusive rights to the Technest patents. As a result, the Company reversed an accrual of $35,000 which represented a minimum royalty to maintain certain exclusive rights. The Company retains a perpetual non-exclusive worldwide license to these patents.

In October 2012, the Company entered into an agreement with a consultant to provide public relations and marketing services to the Company for a period of three months. Pursuant to the agreement, the Company agreed to pay the consultant a monthly cash retainer of $5,000 to be paid in cash and to issue the consultant shares of common stock per month with a fair value of $10,000 as compensation for services provided. The Company entered into a new agreement with this consultant on November 1, 2013 for a period of six months and agreed to pay the consultant a monthly cash retainer of $5,000 to be paid in cash. On June 1, 2014, the Company and the consultant agreed to extend the contract for a period of one year from that date. In connection with the amended agreement, the Company agreed to pay the consultant a monthly retainer of $15,000, of which $5,000 shall be in cash and $10,000 in unregistered shares of the Company’s common stock. In addition to the monthly retainer the consultant is to be reimbursed for other expenses incurred in connection with certain marketing events. During the six and three months ended June 30, 2014, the Company paid the consultant $162,767 and $112,640, respectively pursuant to this agreement. Also during the six and three months ended June 30, 2014, 2,445 and 2,445 shares of common stock, respectively, with a fair value of $10,000 and $10,000, respectively, were paid to the consultant as compensation for services provided. During the six and three months ended June 30, 2013, 150,000 and 30,000 shares of common stock, respectively, with a fair value of $60,000 and $30,000, respectively, were paid to the consultant as compensation for services provided.

In January 2013, the Company entered into an agreement with a development and manufacturing company to provide samples of the Company’s smart card design for an aggregate of $150,000. Unless terminated early, the agreement will continue in full force and effect until the samples have been delivered to the Company. During the six months ended June 30, 2014 and 2013 the Company paid $0 and $125,000, respectively, in consulting fees pursuant to this agreement. During the three months ended June 30, 2014 and 2013 the Company paid $0 and $125,000, respectively, in consulting fees pursuant to this agreement.

In July 2013, the Company entered into an agreement with a consultant to provide public relations and marketing services to the Company for a period of six months. Pursuant to the agreement, the Company agreed to pay the consultant a monthly cash fee of $4,000 and to issue the consultant 4,000 shares of common stock per month as compensation for services provided. Commencing September 16, 2013, the agreement was amended to a monthly cash fee of $4,000 and to issue the consultant $4,000 in shares of common stock per month. In January 2014 the agreement was amended whereby the Company agreed to pay the consultant a monthly payment of $4,000 in cash only. During the six and three months ended June 30, 2014, the consultant was issued 833 and 0 shares, respectively with an aggregate grant date fair value of $4,000 and $0. During the six and three months ended June 30, 2014, the Company paid the consultant $19,000 and $10,000 respectively pursuant to this agreement.

On October 16, 2013, the Company entered into a lease agreement for office space in Palm Bay, Florida. The term of the lease is for three years with a monthly rent of $1,250 per month in the first year, increasing 3% annually thereafter. The Company incurred $7,500 and $3,750 of rent expense for the six and three months ended June 30, 2014, respectively. Minimum lease payments for non-cancelable operating leases are as follows:

Future Lease Obligation

2014 (remaining)	7,748
2015	15,496
2016	15,496
Total future lease obligation	38,740

On November 7, 2013, the Company entered into a three-year distribution and supply agreement with Voice of Big Data Solutions, Pvt. Ltd. (“VOBD”) for the distribution of the Company’s 3D facial recognition products in India and Sri Lanka on an exclusive basis and the Middle East and Singapore on a non-exclusive basis. The agreement is subject to termination at any time after the initial three-year term by either the Company or VOBD upon sixty (60) days written notice.

On January 6, 2014, the Company entered into an agreement with a business consulting firm to provide consulting services to the Company for a period of a year. Pursuant to the agreement, the Company agreed to pay the consultant a monthly cash fee of $5,000 and to issue the consultant $5,000 worth of restricted shares of common stock per month as compensation for services provided. During the six and three months ended June 30, 2014, the consultant was issued 7,060 and 3,656 shares, respectively, with an aggregate grant date fair value of $30,000 and $15,000, respectively, and $30,000 and $15,000 in cash for a total aggregate consulting fee of $60,000 and $30,000.

Employment Agreement

Effective October 1, 2012, Nxt-ID entered into an employment agreement with its Chief Executive Officer. The employment agreement provides for:

•	An initial term of 3 years beginning on October 1, 2012.

•	An initial base salary of $150,000 per year. In January 2014, upon the successful completion of the MobileWocket prototype, the salary was increased to $300,000 in accordance with the agreement.

•	Payment of all necessary and reasonable out-of-pocket expenses incurred by the executive in the performance of his duties under the agreement.

•	Eligibility to participate in bonus or incentive compensation plans that may be established by the board of directors from time to time applicable to the executive's services.

•

Eligibility to receive equity awards as determined by the board of directors, or a committee of the board of directors, composed in compliance with the corporate governance standards of any applicable listing exchange.

NOTE 10 - COMMITMENTS AND CONTINGENCIES

LEGAL MATTERS

From time to time, the Company is subject to legal proceedings arising in the ordinary course of business. Such matters are subject to uncertainties and outcomes are not predictable with assurance. Management believes at this time, there are no ongoing matters that will have a material adverse effect on the Company's business, financial position, results of operations, or cash flows.

Subsequent to the acquisition of 3D-ID, the Company licensed sixteen (16) U.S. patents. The Company does not generally conduct exhaustive patent searches to determine whether the technology used in our products infringes patents held by third parties. The Company may face claims by third parties that its products or technology infringe their patents or other intellectual property rights in the future. Any claim of infringement could cause the Company to incur substantial costs defending against the claim, even if the claim is invalid, and could distract the attention of the Company’s management. If any of the Company’s products are found to violate third-party proprietary rights, it may be required to pay substantial damages.

COMMITMENTS

Around the date of the Acquisition the Company signed a licensing agreement with Aellipsys Holdings, Inc., an unrelated party, which granted 3D-ID a perpetual sub-licensable, non-exclusive, worldwide license to use their intellectual property, including, but not limited to, those of GeoMetrix, Inc., which has 18 patents in the field of 3D facial recognition and Active ID systems for access control and identification of individuals. 3D-ID is required to pay Aellipsys Holdings a royalty for each product manufactured, sold and installed at a customer by 3D-ID equal to two thousand dollars ($2,000). An additional royalty of ten percent (10%) is payable on recurring revenues from the same installation. The term of the initial agreement is five years. During the years ended December 31, 2013 and 2012 the Company paid $0 and $10,000, respectively, in royalty payments to GeoMetrix, Inc.

On August 19, 2011, the Company signed a licensing agreement with Technest Holdings, Inc. and Genex Technologies, Inc., which granted 3D-ID a perpetual sub-licensable, exclusive, worldwide license to use their intellectual property in U.S. Federal and State markets, and a non-exclusive license in all other markets. The Company’s Chief Executive Officer (“CEO”) is a stockholder of and was the former CEO of Technest Holdings, Inc. In consideration of the license of rights affected by this Agreement, 3D-ID is obligated to pay Technest a royalty equal to 5% of net sales with a minimum royalty of $15,000 during the first two years and $20,000 for each contract year thereafter. For the years ended December 31, 2013 and 2012, the Company incurred $15,000 each year, in connection with the agreement. As of December 31, 2013, $35,000 of minimum royalties are included in accrued expenses in the consolidated balance sheet in connection with the agreement.

In October 2012, the Company entered into an agreement with a consultant to provide public relations and marketing services to the Company for a period of three months. Pursuant to the agreement, the Company agreed to pay the consultant a monthly cash fee of $5,000 and to issue the consultant shares of common stock per month with a fair value of $10,000 as compensation for services provided. During the year, the

Company and the consultant verbally extended the agreement until October 30, 2013, with the same terms and conditions. The Company entered into a new agreement on November 1, 2013 for a period of six months and agreed to pay the consultant a monthly cash fee of $5,000.

During the year ended December 31, 2013, the Company issued 165,744 shares of common stock with an aggregate fair value of $90,000 and paid $60,000 in cash as compensation for services provided from January 1, 2013 to December 31, 2013. In addition the consultant was paid $41,875 for additional marketing services.

In November 2012, the Company entered into an agreement with a technology consulting firm to provide strategic marketing and sales services to the Company with respect to developing business opportunities with the Federal Government through March 2013. Pursuant to the agreement, the Company agreed to pay the consultant a monthly cash fee of $5,500 and a sales commission of 5% on executed contracts. The agreement ended in May, 2013. For the years ended December 31, 2013 and 2012, the Company incurred expenses in connection with this agreement of $11,000 and $5,500, respectively.

In January 2013, the Company entered into an agreement with a consultant to provide business development services to the Company for a period of three months. Pursuant to the agreement, the Company issued the consultant 20,000 shares of common stock with an aggregate fair value of $5,000.  The company also entered into an agreement with the same consultant for additional services ending December 31, 2013 in the amount of $65,000 in cash and 4,878 shares of common stock with a fair value of $20,000.

In January 2013, the Company entered into an agreement with a development and manufacturing company to provide samples of the Company’s smart card design for an aggregate of $150,000. Unless terminated early, the agreement will continue in full force and effect until the samples have been delivered to the Company. During the year ended December 31, 2013 the Company paid $125,000 and samples are currently in the process of being built.

In July 2013, the Company entered into an agreement with a consultant to provide public relations and marketing services to the Company for a period of six months. Pursuant to the agreement, the Company agreed to pay the consultant a monthly cash fee of $4,000 and to issue the consultant 4,000 shares of common stock per month as compensation for services provided. Commencing September 16, 2013, the agreement was amended to a monthly cash fee of $4,000 and to issue the consultant $4,000 in shares of common stock per month. During the year ended December 31, 2013, the consultant was issued 13,767 shares with an aggregate fair value of $42,240.

In August 2013, the Company entered into an agreement with a consultant to provide public relations and marketing services to the Company for a period of three months. Pursuant to the agreement, the Company issued the consultant 24,000 shares of common stock with an aggregate fair value of $24,000 as compensation for services provided.

On October 16, 2013, the Company entered into a lease agreement for office space in Palm Bay, Florida. The term of the lease is for three years with a monthly rent of $1,250 per month in the first year, increasing 3% annually thereafter. The Company’s rent expense in 2013 was not material, however, it is obligated to pay $15,000 in 2014, 15,450 in 2015 and 15,914 in 2016, for a total remaining lease commitment as of December 31, 2013 of $46,364.

On November 7, 2013, the Company entered into a three-year distribution and supply agreement with Voice of Big Data Solutions, Pvt. Ltd. (“VOBD”) for the distribution of the Company’s 3D facial recognition products in India and Sri Lanka on an exclusive basis and The Middle East and Singapore on a non-exclusive basis. The agreement is subject to termination at any time after the initial three-year term by either the Company or VOBD upon sixty (60) days written notice.

EMPLOYMENT AGREEMENT

Effective October 1, 2012, Nxt-ID entered into an employment agreement with its Chief Executive Officer. The employment agreement provides for:

●	An initial term of 3 years beginning on October 1, 2012.

●	A base salary of $150,000 per year, increasing to $300,000 per year

●	Payment of all necessary and reasonable out-of-pocket expenses incurred by the executive in the performance of his duties under the agreement.

●	Eligibility to participate in bonus or incentive compensation plans that may be established by the board of directors from time to time applicable to the executive's services.

●	Eligibility to receive equity awards as determined by the board of directors, or a committee of the board of directors, composed in compliance with the corporate governance standards of any applicable listing exchange.